IFRS 7 Disclosures - Summary of Account Balances by Investment Category (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	$ 101,566	$ 111,654
Equity funds [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	43,528	47,508
Balanced funds [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	41,625	47,369
Bond funds [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	12,309	13,095
Money market funds [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	2,107	1,905
Other fixed interest rate investments [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	$ 1,997	$ 1,777